SCHEDULE OF INVESTMENTS

ROYCE GLOBAL TRUST

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.5%

Australia – 1.7%
Cochlear [1]	5,350	$628,278
IPH [1]	142,562	323,579
Technology One [1]	40,400	777,270
Total		1,729,127

Bermuda – 0.9%
Bank of N.T. Butterfield & Son	18,500	970,880
Total		970,880

Brazil – 1.1%
Odontoprev	171,600	444,914
TOTVS	97,885	660,270
Total		1,105,184

Canada – 21.0%
Alamos Gold Cl. A	83,784	3,727,548
Altus Group	22,470	771,291
AutoCanada [2]	45,840	677,171
Canaccord Genuity Group	97,143	831,697
Colliers International Group	9,280	991,939
Descartes Systems Group (The) [2]	8,424	602,822
FirstService Corporation	8,860	1,231,008
IMAX Corporation [2]	33,159	1,260,374
Major Drilling Group International [2]	119,300	1,373,867
Onex Corporation	17,813	1,299,961
Pason Systems	35,000	333,118
Sprott	35,710	5,096,074
Stella-Jones	23,750	1,593,577
TELUS Corporation	16,311	209,647
TMX Group	47,600	1,687,950
Total		21,688,044

France – 0.4%
Ayvens [1]	39,000	459,473
Total		459,473

Germany – 0.1%
Carl Zeiss Meditec [1]	3,400	94,546
Total		94,546

Greece – 1.0%
Sarantis [1]	64,500	1,044,959
Total		1,044,959

Iceland – 0.2%
Embla Medical [1,2]	51,000	208,627
Total		208,627

India – 1.7%
AIA Engineering [1]	28,440	1,092,220
BSE [1]	21,696	621,304
Total		1,713,524

Indonesia – 0.0%
Aspirasi Hidup Indonesia [1]	2,000,000	44,611
Total		44,611

Israel – 10.5%
Cellebrite DI [2]	10,000	137,800
Nova [2]	4,980	2,162,714
Phoenix Financial [1]	48,500	2,576,289
Tel Aviv Stock Exchange [1]	134,000	5,933,328
Total		10,810,131

Italy – 0.9%
Carel Industries [1]	25,000	640,850
SOL [1]	4,000	273,940
Total		914,790

Japan – 1.7%
As One [1]	11,200	156,542
Daiei Kankyo [1]	21,000	518,847
Fukui Computer Holdings [1]	10,800	214,957
NSD [1]	12,200	211,804
Riken Keiki [1]	4,600	87,037
TKC Corporation [1]	25,500	597,302
Total		1,786,489

Netherlands – 0.6%
IMCD [1]	5,500	574,029
Total		574,029

New Zealand – 0.4%
Fisher & Paykel Healthcare [1]	17,000	368,238
Total		368,238

Norway – 3.0%
Protector Forsikring [1]	64,500	3,126,472
Total		3,126,472

Panama – 0.7%
Banco Latinoamericano de Comercio Exterior Cl. E	13,716	700,613
Total		700,613

Singapore – 0.0%
Midas Holdings [2,3]	400,000	0
Total		0

South Africa – 3.4%
CA Sales Holdings [1]	147,597	119,162
Capitec Bank Holdings [1]	180	44,192
PSG Financial Services [1]	456,870	726,982
Stadio Holdings [1]	3,686,928	2,621,594
Total		3,511,930

Sweden – 4.6%
Bravida Holding [1]	68,900	726,172
Karnov Group [1,2]	145,381	1,091,212
Mycronic [1]	29,610	695,105
OEM International Cl. B [1]	107,000	1,471,679
Teqnion [1,2]	47,800	768,494
Total		4,752,662

Switzerland – 1.2%
Kardex Holding [1]	2,400	717,998
VZ Holding [1]	2,900	550,877
Total		1,268,875

United Kingdom – 4.8%
Diploma [1]	8,200	654,304
DiscoverIE Group [1]	71,656	515,961
FDM Group Holdings [1]	46,800	62,453
Genuit Group [1]	54,600	207,816
Halma [1]	25,719	1,306,640
ICG [1]	3,300	67,125
Judges Scientific [1]	7,600	427,322
Keystone Law Group [1]	95,940	572,507
Mortgage Advice Bureau Holdings [1]	36,100	267,917
Optima Health [1,2]	112,600	267,969
Restore [1]	79,840	257,143
SigmaRoc [1,2]	50,000	78,133
SThree [1]	146,600	290,384
Total		4,975,674

United States – 39.6%
APi Group [2]	63,649	2,579,057
Arcosa	12,660	1,343,732
Atmus Filtration Technologies	15,670	889,586
CSW Industrials	1,980	515,948
Element Solutions	36,400	1,242,696
Enpro [4]	2,635	660,463
ESAB Corporation	14,460	1,397,704
Evercore Cl. A	3,490	1,041,800
EVI Industries	50,000	1,029,000
Exponent	19,655	1,282,489
GCM Grosvenor Cl. A	101,682	996,484
Griffon Corporation	11,250	817,650
H&R Block	17,062	541,548
Hagerty Cl. A [2]	39,300	413,829
Houlihan Lokey Cl. A	7,000	1,005,340
I3 Verticals Cl. A [2]	13,055	291,910
Innospec	11,518	841,044
JBT Marel	12,220	1,562,571
Kadant	968	282,995
KBR	16,416	605,094
Lindsay Corporation [4]	3,547	422,341
Littelfuse	8,010	2,718,193
MKS	9,217	2,118,159
Morningstar	9,090	1,536,664
NewtekOne	22,650	248,018
nLIGHT [2]	6,230	355,235
Quaker Houghton	12,580	1,562,813
RB Global	23,250	2,228,513
Repligen Corporation [2]	1,286	151,517
Richardson Electronics	6,356	69,598
Royal Gold	6,320	1,608,377
SEI Investments	25,015	1,962,927
Teledyne Technologies [2]	1,340	810,713
Transcat [2]	21,214	1,558,168
UFP Industries	6,225	573,447
Valmont Industries	2,600	1,038,882
Victory Capital Holdings Cl. A	17,670	1,157,032
Viper Energy Cl. A	16,069	755,082
Vontier Corporation	19,889	705,463
Total		40,922,082

TOTAL COMMON STOCKS
(Cost $60,967,153)		102,770,960

INVESTMENTS AT VALUE
(Cost $60,967,153)		102,770,960

REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corporation,
3.00% dated 3/31/26, due 4/1/26,
maturity value $1,468,189 (collateralized
by obligations of U.S. Government
Agencies, 3.625% due 8/31/27, valued at $1,497,456)
(Cost $1,468,067)		1,468,067

TOTAL INVESTMENTS – 100.9%
(Cost $62,435,220)		104,239,027

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(959,928)

NET ASSETS – 100.0%		$103,279,099

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.
[3]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.
[4]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of March 31, 2026. Total market value of pledged securities as of March 31, 2026, was $665,436.

Securities are categorized by the country of their headquarters.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $62,440,203. As of March 31, 2026, net unrealized appreciation for all securities was $41,798,824, consisting of aggregate gross unrealized appreciation of $45,024,955 and aggregate gross unrealized depreciation of $3,226,131. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Global Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on February 14, 2011. The Fund commenced operations on October 18, 2013. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2026. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,687,317	$35,083,643	$0	$102,770,960
Repurchase Agreement	–	1,468,067	–	1,468,067

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2026, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of March 31, 2026, the Fund had no outstanding borrowings under the credit agreement. The Fund and BNPPI may agree for the Fund to borrow again under the credit agreement, which borrowed amount may not exceed $15,000,000. During the three-month period ended March 31, 2026, the Fund had an average daily loan balance of $0. As of March 31, 2026, the aggregate value of rehypothecated securities was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).